Share Based Payments (Details) - Schedule of share option plan - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Share Option Plan Abstract
Weighted Average exercise price, Outstanding	$ 90	$ 67	$ 113
Options, Outstanding	22,234,000	17,024,000	16,379,000
Weighted Average exercise price, Granted		$ 166	$ 111
Options, Granted		5,210,000	3,870,000
Weighted Average exercise price, Forfeited/Cancelled	$ 176		$ (52)
Options, Forfeited/Cancelled	(6,910,000)		(300,000)
Weighted Average exercise price, Exercised			$ (25)
Options, Exercised			(2,925,000)
Weighted Average exercise price, Outstanding	$ 49	$ 90	$ 67
Options, Outstanding	15,324,000	22,234,000	17,024,000
Weighted Average exercise price, Exercisable	$ 48	$ 54	$ 65
Options, Exercisable	6,249,000	7,616,000	6,249,000